Accounting policies (Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Over the lease term
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Vehicles and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years